Share-Based Compensation - Schedule of Share-based Payment Arrangement, Option, Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Number of Shares
Outstanding, beginning balance (in shares)		4,092,496	4,430,340
Granted (in shares)		752,702
Exercised (in shares)		(1,015,915)
Forfeited (in shares)		(74,631)
Outstanding, ending balance (in shares)		4,092,496
Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price, beginning balance (in dollars per share)		$ 12.18	$ 5.61
Granted (in dollars per share)		37.20
Exercised (in dollars per share)		1.07
Forfeited (in dollars per share)		9.11
Outstanding, Weighted Average Exercise Price, ending balance (in dollars per share)		$ 12.18
Weighted Average Remaining Contractual Term (Years)	9 years 2 months 19 days	8 years 9 months 14 days
Aggregate Intrinsic Value		$ 81,351	$ 186,426
Exercisable as of June 30, 2021 (in shares)		2,294,380
Exercisable, Weighted Average Exercise Price (in dollars per share)		$ 1.92
Exercisable, Weighted Average Remaining Contractual Term		8 years 5 months 12 days
Exercisable, Aggregate Intrinsic Value		$ 64,148
Unvested as of June 30, 2021 (in shares)		1,798,116
Unvested, Weighted Average Exercise Price (in dollars per share)		$ 24.47
Unvested, Weighted Average Remaining Contractual Term		9 years 2 months 23 days
Unvested, Aggregate Intrinsic Value		$ 17,203